Consolidated Statements Of Changes In Equity - HKD ($) $ in Thousands	Total	Parent Net Investment [Member] [1]	Issued capital [member]	Share premium [member]	Share-based payment reserve [member]	Exchange Reserve [Member]	Other reserve [member]	Retained earnings [member]	Equity [member]	Non-controlling interests [member]
Beginning Balance at Apr. 30, 2019		$ 95,004	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 95,004	$ 27,110
Beginning Balance at Apr. 30, 2019	$ 122,114									27,110
Acquisition of non-controlling interests of subsidiaries		34,080							34,080	(34,080)
Reorganization effect	29	(129,084)	29				129,084		29
Exercise of warrants	95,634		1	95,633					95,634
Issuance of shares	898,045		8	898,037					898,045
Profit and total comprehensive income for the year	158,332							151,362	151,362	6,970
Profit (loss) for the year	158,332
Ending Balance at Apr. 30, 2020		0	38	993,670	0	0	129,084	151,362	1,274,154	0
Ending Balance at Apr. 30, 2020	1,274,154									0
Issuance of shares	1,346,971		13	1,346,958					1,346,971
Profit and total comprehensive income for the year	172,469					450		177,865	178,315	(5,846)
Profit (loss) for the year	171,641							177,865	177,865	(6,224)
Exchanges differences arising on translation of foreign operations	828					450		0	450	378
Acquisition of subsidiaries	98,696		1	67,663					67,664	31,032
Share-based compensation	932				932				932
Ending Balance at Apr. 30, 2021	2,868,036	0	52	2,408,291	932	450	129,084	329,227	2,868,036	25,186
Ending Balance at Apr. 30, 2021	2,893,222									25,186
Profit and total comprehensive income for the year	200,573					(420)		214,279	213,859	(13,286)
Profit (loss) for the year	201,396							214,279	214,279	(12,883)
Exchanges differences arising on translation of foreign operations	(823)					(420)			(420)	(403)
Issuance of shares by a non-wholly owned subsidiary	786						342		342	444
Share-based compensation	8,871				1,748				1,748	7,123
Ending Balance at Apr. 30, 2022	3,083,985	$ 0	$ 52	$ 2,408,291	$ 2,680	$ 30	$ 129,426	$ 543,506	$ 3,083,985	19,467
Ending Balance at Apr. 30, 2022	$ 3,103,452									$ 19,467

[1]	Parent’s net investment represented the contribution from the immediate holding company to the subsidiaries now comprising the Group prior to a series of group reorganizations (“Reorganization”). The parent’s net investment amounted to HK$129,084 was transferred to other reserve upon the completion of the Reorganization.